CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Interest Rate Risk Effective and Repricing Analysis) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		$ 3,691	$ 6,578
Lease receivable		155	170
Exchangeable note		(210)	(210)
Total interest earning financial and interest bearing financial liabilities		$ (63,581)	$ (65,452)
Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		0.00%	0.00%
Cash and cash equivalents		$ 3,691	$ 6,578
Finance Lease Receivable Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		4.00%	4.00%
Lease receivable		$ 155	$ 170
Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	[1]	4.80%	4.80%
Exchangeable note	[1]	$ (210)	$ (210)
Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	[2]	16.30%	15.40%
Exchangeable note	[2]	$ (40,109)	$ (44,301)
Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	[3]	1.50%	1.50%
Exchangeable note	[3]	$ (14,542)	$ (13,746)
Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		5.00%	5.00%
Lease payable on Right of Use assets		$ (12,566)	$ (13,898)
Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate			5.00%
Lease payable on sale & leaseback transactions			$ (45)
Six Month Or Less Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		2,941	5,777
Six Month Or Less Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		3,691	6,578
Six Month Or Less Member | Finance Lease Receivable Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable		62	46
Six Month Or Less Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[1]	0	0
Six Month Or Less Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	0	0
Six Month Or Less Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	0	0
Six Month Or Less Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		(812)	(812)
Six Month Or Less Member | Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on sale & leaseback transactions			(35)
Six Month To Twelve Month Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		(793)	(788)
Six Month To Twelve Month Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		0	0
Six Month To Twelve Month Member | Finance Lease Receivable Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable		39	41
Six Month To Twelve Month Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[1]	0	0
Six Month To Twelve Month Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	0	0
Six Month To Twelve Month Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	0	0
Six Month To Twelve Month Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		(832)	(819)
Six Month To Twelve Month Member | Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on sale & leaseback transactions			(10)
One Year To Two Years Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		(1,696)	(1,630)
One Year To Two Years Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		0	0
One Year To Two Years Member | Finance Lease Receivable Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable		49	49
One Year To Two Years Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[1]	0	0
One Year To Two Years Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	0	0
One Year To Two Years Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	0	0
One Year To Two Years Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		(1,745)	(1,679)
One Year To Two Years Member | Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on sale & leaseback transactions			0
Two Year To Five Years Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		(44,529)	(48,789)
Two Year To Five Years Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		0	0
Two Year To Five Years Member | Finance Lease Receivable Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable		5	34
Two Year To Five Years Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[1]	0	0
Two Year To Five Years Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	(40,109)	(44,301)
Two Year To Five Years Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	0	0
Two Year To Five Years Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		(4,425)	(4,522)
Two Year To Five Years Member | Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on sale & leaseback transactions			0
Greater Than Five Years Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		(19,504)	(20,022)
Greater Than Five Years Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		0	0
Greater Than Five Years Member | Finance Lease Receivable Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable		0	0
Greater Than Five Years Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[1]	(210)	(210)
Greater Than Five Years Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	0
Greater Than Five Years Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	(14,542)	(13,746)
Greater Than Five Years Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		$ (4,752)	(6,066)
Greater Than Five Years Member | Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on sale & leaseback transactions			$ 0

[1]	The maturity of the exchangeable notes is based on the contractual maturity date of April 1, 2045.
[2]	The senior secured term loan is a variable instrument. In January 2024, the amended term loan agreement reduced the annual rate of interest on the loan by 2.5% to 8.75% plus the greater of (a) Term Secured Overnight Financing Rate or (b) 4.0% per annum, and allows for a further 2.5% reduction in the base rate to 6.25% once the outstanding principal under the term loan falls below US$35 million. The loan matures in January 2026.
[3]	The 7-year convertible note was issued in May 2022 and is a fixed rate instrument which bears a fixed rate of interest of 1.5% per annum.